                      STRADLEY, RONON, STEVENS & YOUNG, LLP
                            2600 One Commerce Square
                             Philadelphia, PA 19103
                                 (215) 564-8000
                                                             1933 Act Rule 497(j)
                                                      1933 Act File No. 002-73948
                                                      1940 Act File No. 811-03258

Direct Dial: (215) 564-8048

                                  April 4, 2007

FILED via EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549
Attn:  Filing Desk

          Re:  DFA Investment Dimensions Group Inc.
               File Nos. 002-73948 and 811-03258
               Rule 497(j) Filing

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended,  this letter serves as  certification  that the form of Prospectuses and Statements of
Additional  Information  that would have been filed under  paragraph (c) of Rule
497 would not have differed  from those  contained in  Post-Effective  Amendment
Nos.  88/89 to the  Registration  Statement of DFA Investment  Dimensions  Group
Inc., which was filed with the Securities and Exchange Commission electronically on March 30, 2007.

     Please direct any questions or comments  relating to this  certification to me or, in my absence, to Lucia Sitar, Esquire at (215) 564-8089.

                                               Very truly yours,

                                               /s/ Jana L. Cresswell
                                               Jana L. Cresswell